Schedule of investments
Macquarie VIP Global Growth Series
March 31, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.12%Δ
Canada — 0.85%
Canadian Natural Resources	42,231	$ 1,300,715
		1,300,715
China — 1.49%
Midea Group Class A	209,900	2,272,177
		2,272,177
Denmark — 0.89%
Genmab †	7,004	1,360,266
		1,360,266
Finland — 0.89%
Amer Sports †	50,735	1,356,146
		1,356,146
France — 3.76%
Airbus	15,307	2,694,246
LVMH Moet Hennessy Louis Vuitton	4,914	3,037,733
		5,731,979
Germany — 7.13%
Deutsche Telekom	71,133	2,632,070
Fresenius & Co. †	58,622	2,495,584
SAP	13,350	3,528,001
Siemens	9,683	2,218,641
		10,874,296
India — 3.99%
HDFC Bank	152,733	3,255,689
NTPC	683,123	2,840,116
		6,095,805
Italy — 1.54%
Ferrari	5,543	2,350,708
		2,350,708
Japan — 2.90%
Hoya	23,300	2,606,667
Renesas Electronics	137,500	1,821,996
		4,428,663
Netherlands — 1.18%
Adyen 144A #, †	1,182	1,797,004
		1,797,004
Singapore — 1.89%
Sea ADR †	22,069	2,879,784
		2,879,784
South Korea — 1.98%
KB Financial Group	31,547	1,692,504
SK Hynix	10,320	1,336,519
		3,029,023
	Number of shares	Value (US $)
Common StocksΔ (continued)
Spain — 1.70%
Banco Bilbao Vizcaya Argentaria	191,517	$ 2,597,911
		2,597,911
Sweden — 1.20%
Epiroc Class A	91,351	1,827,602
		1,827,602
Taiwan — 2.91%
Taiwan Semiconductor Manufacturing	162,000	4,440,027
		4,440,027
United Kingdom — 4.46%
AstraZeneca	12,991	1,888,548
BAE Systems	141,298	2,846,426
Diageo	79,640	2,072,416
		6,807,390
United States — 60.36%
Allstate	12,062	2,497,678
Alphabet Class A	15,619	2,415,322
Amazon.com †	25,101	4,775,716
Aon Class A	5,477	2,185,816
Apple	23,936	5,316,904
BJ's Wholesale Club Holdings †	25,162	2,870,984
Blue Owl Capital	114,712	2,298,828
Broadcom	8,802	1,473,719
Carrier Global	37,440	2,373,696
Casey's General Stores	6,836	2,967,097
CDW	9,660	1,548,112
Coca-Cola	35,375	2,533,558
ConocoPhillips	13,466	1,414,199
CSX	65,191	1,918,571
Danaher	5,910	1,211,550
Eli Lilly & Co.	3,948	3,260,693
Hilton Worldwide Holdings	6,757	1,537,555
Home Depot	7,965	2,919,093
Howmet Aerospace	26,800	3,476,764
Ingersoll Rand	24,231	1,939,207
Intercontinental Exchange	18,854	3,252,315
KLA	4,234	2,878,273
Mastercard Class A	7,379	4,044,578
Meta Platforms Class A	4,668	2,690,448
Microsoft	20,248	7,600,897
Morgan Stanley	20,074	2,342,034
Netflix †	2,837	2,645,588
NVIDIA	42,351	4,590,001
Procter & Gamble	13,719	2,337,992
Salesforce	12,012	3,223,540
Sherwin-Williams	7,535	2,631,147
Thermo Fisher Scientific	2,618	1,302,717
NQ- IV096 [0325] 0525 (4479196)    1

Schedule of investments
Macquarie VIP Global Growth Series   (Unaudited)
	Number of shares	Value (US $)
Common StocksΔ (continued)
United States (continued)
UnitedHealth Group	3,113	$ 1,630,434
		92,105,026
Total Common Stocks (cost $120,157,644)		151,254,522

Short-Term Investments — 0.75%
Money Market Mutual Funds — 0.75%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.23%)	284,188	284,188
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	284,188	284,188
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.31%)	284,188	284,188
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.27%)	284,189	284,189
Total Short-Term Investments (cost $1,136,753)		1,136,753

Total Value of Securities—99.87% (cost $121,294,397)		152,391,275
Receivables and Other Assets Net of Liabilities — 0.13%		202,879
Net Assets Applicable to 41,973,798 Shares Outstanding — 100.00%	$152,594,154

Δ	Securities have been classified by country of risk.
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2025, the aggregate value of Rule 144A securities was $1,797,004, which represents 1.18% of the Series’ net assets.
Summary of abbreviations:
ADR – American Depositary Receipt

2    NQ- IV096 [0325] 0525 (4479196)